Document and Entity Information	Jul. 25, 2019
Cover [Abstract]
Entity Registrant Name	FTI CONSULTING, INC
Entity Address, State or Province	DC
Amendment Flag	false
Entity Central Index Key	0000887936
Document Type	8-K
Document Period End Date	Jul. 25, 2019
Entity Incorporation, State or Country Code	MD
Entity File Number	001-14875
Entity Tax Identification Number	52-1261113
Entity Address, Address Line One	555 12th Street NW
Entity Address, City or Town	Washington
Entity Address, Postal Zip Code	20004
City Area Code	(202)
Local Phone Number	312-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FCN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false